Employee Benefit Costs - Additional Information (Details) £ in Millions, $ in Billions			12 Months Ended
	Jun. 07, 2022 GBP (£)	Oct. 07, 2021 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 GBP (£)	Oct. 07, 2021 USD ($)	Oct. 07, 2021 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit costs (credits)			£ 0	£ (26)	£ 315
United States | Reynolds american funded retirement plan (PEP and Affiliates)
Disclosure Of Defined Benefit Plans [Line Items]
Retirement plan liabilities						$ 1.6	£ 1,300	$ 1.6	£ 1,300	$ 1.9	£ 1,400
Gain (loss) on settlement of plan assets and liabilities	£ 16	£ 35